Other Long-Term Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Dec. 07, 2023
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Cash Consideration Of Financing Arrangement			$ 11.7
Borrowings, interest rate			7.50%
Monthly Interest Payables For Financing Arrangement			$ 0.1
Current borrowings and current portion of non-current borrowings	$ 1.0	$ 0.9
Repayments of borrowings	0.7	0.4
Amount received under installment payment contract	2.9
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Non-current loans and receivables	60.0
Non-current loans and payable	$ 7.3	$ 3.5